Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2023
As Revised November 8, 2023
Prospectus

Effective January 1, 2024, the following information supplements information for Fidelity® Focused High Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements information for Fidelity® High Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Focused High Income Fund and Fidelity® High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
CAI-SPH-PSTK-1123-132 1.710962.132	November 9, 2023
Supplement to the
Fidelity® Global High Income Fund and Fidelity® High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
As Revised November 8, 2023
Prospectus

Effective January 1, 2024, the following information supplements information for Fidelity® High Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
AGHI-PSTK-1123-121 1.928679.121	November 9, 2023
Supplement to the
Fidelity® SAI High Income Fund
June 29, 2023
As Revised November 8, 2023
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® SAI High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
SAH-PSTK-1123-103 1.9904779.103	November 9, 2023
Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2023
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Short Duration High Income Fund, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
SDH-PSTK-1123-107 1.9585865.107	November 9, 2023
Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Short Duration High Income Fund, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
ASDH-PSTK-1123-118 1.9858207.118	November 9, 2023
Supplement to the
Fidelity® Series High Income Fund
June 29, 2023
As Revised November 8, 2023
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Series High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
FSH-PSTK-1123-105 1.966435.105	November 9, 2023